Annual Total Returns - FidelityMacroOpportunitiesRiskParityFunds-AMCIZComboPRO - FidelityMacroOpportunitiesRiskParityFunds-AMCIZComboPRO - Fidelity Risk Parity Fund	Apr. 01, 2025
Fidelity Advisor Risk Parity Fund - Class M
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Annual Return, Inception Date	Jul. 07, 2022
Fidelity Advisor Risk Parity Fund - Class C
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Annual Return, Inception Date	Jul. 07, 2022
Fidelity Advisor Risk Parity Fund - Class I
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Annual Return, Inception Date	Jul. 07, 2022
Fidelity Advisor Risk Parity Fund - Class Z
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Annual Return, Inception Date	Jul. 07, 2022
Fidelity Advisor Risk Parity Fund - Class A
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Annual Return, Inception Date	Jul. 07, 2022
Annual Return 2023	8.18%
Annual Return 2024	6.66%